Schedule II Genworth Financial, Inc. (Parent Company Only) ( Impact of Accounting Changes Retrospectively Adopted on Income Statement) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders	$ 142	$ (16)	$ (136)	$ 59	$ (209)	$ 76	$ 24	$ 161	$ 49	$ 52	$ (504)
Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries									288	223	(309)
Net income available to Genworth Financial, Inc.'s common stockholders									49	52	(504)
As Originally Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders									122	142	(460)
As Originally Reported | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries									361	313	(265)
Net income available to Genworth Financial, Inc.'s common stockholders									122	142	(460)
Effect of DAC Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders									(63)	(86)	(12)
Effect of DAC Change | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries									(63)	(86)	(12)
Net income available to Genworth Financial, Inc.'s common stockholders									(63)	(86)	(12)
Effect of Reserve Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders									(10)	(4)	(32)
Effect of Reserve Change | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries									(10)	(4)	(32)
Net income available to Genworth Financial, Inc.'s common stockholders									$ (10)	$ (4)	$ (32)